Financial assets and liabilities - Schedule Of Derivative Instruments Combination Of Put And Call Options (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Call options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	May 13, 2025
Notional amount	$ 3,000
Derivative Instruments Fair Value		$ 8
Derivative Instruments Exercise Price	$ 1.1
Put options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	May 13, 2025
Notional amount	$ 5,000
Derivative Instruments Fair Value		(153)
Derivative Instruments Exercise Price	$ 1.065
Call options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	Jul. 11, 2025
Notional amount	$ 3,000
Derivative Instruments Fair Value		15
Derivative Instruments Exercise Price	$ 1.1
Put options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	Jul. 11, 2025
Notional amount	$ 5,000
Derivative Instruments Fair Value		$ (157)
Derivative Instruments Exercise Price	$ 1.065
Call options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	Feb. 25, 2026
Notional amount	$ 5,000
Derivative Instruments Fair Value	$ 56
Derivative Instruments Exercise Price	$ 1.1695
Put options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	Feb. 25, 2026
Notional amount	$ 10,000
Derivative Instruments Fair Value	$ (44)
Derivative Instruments Exercise Price	$ 1.164
Call options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	May 15, 2026
Notional amount	$ 4,500
Derivative Instruments Fair Value	$ 82
Derivative Instruments Exercise Price	$ 1.155
Put options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	May 15, 2026
Notional amount	$ 9,000
Derivative Instruments Fair Value	$ (21)
Derivative Instruments Exercise Price	$ 1.132
Call options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	May 26, 2026
Notional amount	$ 5,000
Derivative Instruments Fair Value	$ 95
Derivative Instruments Exercise Price	$ 1.1695
Put options
Disclosure of Financial Assets And Liabilities [Line Items]
Derivative Instruments Maturity Date	May 26, 2026
Notional amount	$ 10,000
Derivative Instruments Fair Value	$ (83)
Derivative Instruments Exercise Price	$ 1.164